Deferred Revenue (Tables)	12 Months Ended
Sep. 30, 2023
Deferred Revenue
Schedule of Deferred Revenue

	For the year ended	For the year ended
	September 30, 2023	September 30, 2022
Beginning balance	$3,036	$2,452
Acquisitions	1,234	553
Operations	241	31
Ending balance	$4,511	$3,036